Note 9 - Share-based Compensation (Tables)	12 Months Ended
Dec. 31, 2023
Notes Tables
Share-Based Payment Arrangement, Restricted Stock and Restricted Stock Unit, Activity [Table Text Block]
	Number of shares	Weighted average grant date fair value
		$
Outstanding at December 31, 2020	130,946	17.30
Granted	15,164	14.64
Vested	(22,683)	14.78
Forfeited	(40,679)	14.00
Outstanding at December 31, 2021	82,748	19.12
Granted	1,359	2.85
Vested	(6,216)	11.10
Forfeited	(907)	11.03
Outstanding at December 31, 2022	76,984	19.57
Granted	101,098	1.18
Vested	(102,118)	1.28
Forfeited	(75,964)	19.69
Outstanding at December 31, 2023	-	-
Expected to vest at December 31, 2023	-	-

Share-Based Payment Arrangement, Option, Activity [Table Text Block]
	Number of options	Weighted average exercise price	Weighted average grant date fair value	Weighted average remaining contractual term	Aggregate intrinsic value
		$	$	Years	$
Outstanding at December 31, 2020	1,939,049	14.12		9.38
Granted	1,134,672	11.24	8.19
Exercised	(98,500)	16.13	9.66		473
Forfeited	(307,883)	14.52	9.06
Outstanding at December 31, 2021	2,667,338	12.77		8.82	-
Granted	615,407	3.94	2.98
Exercised	(60,000)	10.81	7.81
Forfeited	(1,212,306)	12.93	8.54
Outstanding at December 31, 2022	2,010,439	10.03		7.84	15
Granted	760,723	1.14	0.88
Forfeited	(905,936)	9.91	6.65
Outstanding at December 31, 2023	1,865,226	6.46		7.66	-
Exercisable as of December 31, 2023	752,240	8.06		6.77	-
Vested and expected to vest at December 31, 2023	1,501,346	5.40		7.87	-
	Number of options	Weighted average exercise price	Weighted	Weighted average remaining	Aggregate intrinsic value
		$	$	Years	$
Outstanding at December 31, 2021	-	-		-	-
Granted	1,281,000	0.50	0.38
Forfeited	(93,000)	0.50	0.36
Outstanding at December 31, 2022	1,188,000	0.50		9.69	-
Granted	172,000	0.50	0.32
Exercised	(8,000)	0.50	0.40		-
Forfeited	(95,000)	0.50	0.36
Outstanding at December 31, 2023	1,257,000	0.50		8.82	-
Exercisable as of December 31, 2023	436,500	0.50		8.84	-
Vested and expected to vest at December 31, 2023	1,257,000	0.50		8.82	-

Schedule of Share-Based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
	For the year ended December 31,
	2021			2022			2023

Fair value of ordinary share	9.48	~	31.31	1.14	~	3.48	0.77	~	1.75
Risk-free interest rate	0.37%	~	1.47%	1.23%	~	3.16%	3.47%	~	4.29%
Expected term (years)	5.0	~	7.49	3.05	~	6.00	5.07	~	6.00
Expected volatility	75%	~	90%	100%	~	115%			105%
Expected dividend yield			0%			0%			0%
Contractual life (years)			10	5	~	10			10
For the year ended December 31, 2021
Exercise price	10.18
Fair value of ordinary share	10.71
Risk-free interest rate	1.63%
Contractual term (years)	10
Expected volatility	75%
Expected dividend yield	0%
	For the year ended December 31,
	2022			2023

Fair value of ordinary share	0.44	~	0.50	0.19	~	0.44
Risk-free interest rate	2.54%	~	3.75%	3.47%	~	4.73%
Expected term (years)	5.25	~	6.50	5.04	~	6.50
Expected volatility	99.34%	~	106.73%	105.97%	~	141.40%
Expected dividend yield			0%			0%
Contractual life (years)			10			10

Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Table Text Block]
	Year ended December 31,
	2021	2022	2023
	$	$	$
Research and development	901	859	(181)
General and administrative	2,251	725	735

Total	3,152	1,584	554
	Year ended December 31,
	2022	2023
	$	$
Research and development	71	89
General and administrative	10	127

Total	81	216